SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

Reverse Stock Split

On October 25, 2023, the Company filed a Certificate of Amendment to the Company’s Certificate of Incorporation with the Secretary of State of Delaware to effectuate a Reverse Stock Split of the Company’s issued and outstanding shares of common stock, par value $0.0001 per share (the “Common Stock”) at a ratio of 1-for-25. A copy of the Certificate of Amendment is attached hereto as Exhibit 3.1 and is incorporated herein by reference.

The Reverse Stock Split became effective at 4:01 p.m., Eastern Standard Time, on the Effective Date(i.e., October 25, 2023). The Common Stock began trading on a post-Reverse Stock Split basis on the Nasdaq Capital Market (“Nasdaq”) under the symbol “VVOS” on October 27, 2023. The new CUSIP number for the Common Stock following the Reverse Stock Split is 92859E207. The Reverse Stock Split was approved by the Company’s board of directors under authority granted by the Company’s stockholders at the Company’s 2023 Annual Meeting of Stockholders which was held on September 22, 2023.

As of the Effective Date, every twenty-five (25) shares of the Company’s issued and outstanding Common Stock has been combined into one share of Common Stock. As a result, the Company’s issued and outstanding Common Stock as of the Effective Date was proportionally reduced from approximately 29,928,786 shares to approximately 1,197,258 shares. The ownership percentage of each of the Company’s stockholders will remain unchanged, other than as a result of fractional shares. No fractional shares of Common Stock will be issued in connection with the Reverse Stock Split, and stockholders that would hold a fractional share of Common Stock as a result of the Reverse Stock Split will have such fractional shares of Common Stock rounded up to the nearest whole share of Common Stock.

The number of shares of Common Stock available for issuance under the Company’s equity incentive plans and the Common Stock issuable pursuant to outstanding equity awards and common stock purchase warrants immediately prior to the Reverse Stock Split were proportionately adjusted by the ratio of the Reverse Stock Split. The exercise prices of such outstanding options and warrants were also adjusted in accordance with their respective terms. The number of authorized shares of common stock was not affected by the Reverse Stock Split.

Among other considerations, the Company has effected the Reverse Stock Split to satisfy the $1.00 minimum bid price requirement for continued listing on the Nasdaq Capital Market under Rule 5550(a)(2) of the Nasdaq Listing Rules.

Lincare Distribution Agreement

On October 18, 2023, the Company amended its agreement with a leading durable medical equipment (“DME”) company, Lincare, Inc. (“Lincare”), to appoint Lincare as its exclusive DME distributor in the U.S. to distribute certain designated Vivos devices for a period of 6-months.

Private Placement

On October 30, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an institutional investor (the “Purchaser”) pursuant to which the Company agreed sell an aggregate of $4,000,003 of securities of the Company in a private placement (the “November 2023 Private Placement”), consisting of shares of Common Stock (each a “Share”) (or, in lieu of a Share, a pre-funded warrant to purchase one share of Common Stock) (the “Pre-Funded Warrants”), (ii) a Series A Common Stock Purchase Warrant to purchase up to 980,393 shares of Common stock (the “Series A Warrant”) and (iii) a Series B Common Stock Purchase Warrant to purchase up to 980,393 shares of Common Stock (the “Series B Warrant” and collectively with the Series A Warrant, the “Common Stock Purchase Warrants” and together with the Pre-Funded Warrants, the “Warrants”). The November 2023 Private Placement closed on November 2, 2023 (the “Closing Date”).

After deducting the placement agent fees and estimated offering expenses payable by the Company, the Company received net proceeds of approximately $3.5 million. The Company intends to use these net proceeds for general working capital and general corporate purposes.

Pursuant to the Purchase Agreement, the Company issued and sold in the November 2023 Private Placement 980,393 Shares (or Pre-Funded Warrants in lieu thereof) at a purchase price of $4.08 per share. In addition, the Company issued to the Purchaser a five (5) year Series A Warrant to purchase up to an aggregate of 980,393 shares of Common Stock and an eighteen (18) month Series B Warrant to purchase up to an aggregate of 980,393 shares of Common Stock. The Common Stock Purchase Warrants have an exercise price of $3.83 per share, exercisable immediately following the date of issuance. The Pre-Funded Warrants have an exercise price of $0.0001 per share, exercisable immediately following the date of issuance. The Warrants also contain customary stock-based anti-dilution protection as well as beneficial ownership limitations that may be waived at the option of each holder upon 61 days’ notice to the Company. The Purchase Agreement includes standard representations, warranties and covenants of the Company and Purchaser, including certain restrictions on future issuances of Company capital stock.

Additionally, as part of the November 2023 Private Placement, the Company agreed to amend an existing outstanding common stock purchase warrant held by the Purchaser and issued in January 2023 to purchase up to an aggregate of 266,667 shares of Common Stock at an exercise price of $30.00 per share with an expiration date of July 5, 2028 (the “January 2023 Warrant”). Such amendment (the “January 2023 Warrant Amendment”), which became effective upon the closing of the Private Placement, reduced the exercise price of the January 2023 Warrant to $3.83 per share and extended the expiration date of the January 2023 Warrant to November 2, 2028. The January 2023 Warrant Amendment also restates in its entirety the definition of “Black Scholes Value” contained in the January 2023 Warrant. The definition of “Black Scholes Value” in the Series A Warrant and the Series B Warrant matches the definition in the January 2023 Warrant as amended, also with the intention that such warrants should not contain any embedded derivative liability and should be accounted for as an equity instrument.

NOTE 16 - SUBSEQUENT EVENTS

January 2023 Private Placement

On January 5, 2023, we entered into a Securities Purchase Agreement (“Purchase Agreement”) with an institutional investor (who is the selling stockholder named herein) pursuant to which we agreed sell up to an aggregate of $8,000,000 of our securities in a private placement consisting of 80,000 shares of our Common Stock, a pre-funded warrant to purchase up to an aggregate of 186,666 shares of our Common Stock and a Common Stock purchase warrant to purchase up to an aggregate of 266,667 shares of our Common Stock (as the context requires, we sometimes refer to the pre-funded warrant and the Common Stock purchase warrant issued in our January 2023 private placement as the “warrants”). The purchase price per share and associated Common Stock purchase warrant was $30.00, and the purchase price per pre-funded warrant and associated Common Stock purchase warrant was $29.9998.

The private placement closed on January 9, 2023. After the placement agent fees and estimated offering expenses payable by us, we received net proceeds of approximately $7.4 million. We intend to use the net proceeds from the private placement for general working capital and general corporate purposes.

The Common Stock purchase warrant entitles the holder, for a period of five years and 6 months, to purchase one share of Common Stock at an exercise price of $30.00 per share. The pre-funded warrant entitles the holder, for a period until the entirety of the pre-funded warrant is exercised, to purchase one share of Common Stock at an exercise price of $0.0001 per share. Both warrants contain a customary 4.99% beneficial ownership limitation that may be waived at the option of the holder upon 61 days’ notice to us.

The Purchase Agreement includes standard representations, warranties and covenants. In addition, and subject to customary exceptions, the Purchase Agreement provides that:

(a) from January 5, 2023 until ninety (90) days after the effective date of the registration statement, neither our company nor any subsidiary of our company shall (i) issue, enter into any agreement to issue or announce the issuance or proposed issuance of any shares of Common Stock or securities convertible into or exercisable for Common Stock or (ii) file any registration statement or any amendment or supplement thereto, in each case other than as contemplated by the Registration Rights Agreement (as defined below); or

(b) from January 5, 2023 until nine (9) months after the effective date of the registration statement, we shall be prohibited from effecting or entering into an agreement to effect any issuance by us or any of our subsidiaries of any shares of Common Stock or securities convertible into or exercisable for Common Stock (or a combination of units thereof) involving a “variable rate transaction”, meaning a transaction in which we (i) issue or sell any debt or equity securities that are convertible into, exchangeable or exercisable for, or include the right to receive, additional shares of Common Stock either (i) at a conversion price, exercise price or exchange rate or other price that is based upon, and/or varies with, the trading prices of or quotations for the shares of Common Stock at any time after the initial issuance of such debt or equity securities or (ii) with a conversion, exercise or exchange price that is subject to being reset at some future date after the initial issuance of such debt or equity security or upon the occurrence of specified or contingent events directly or indirectly related to our business or the market for the Common Stock or (ii) enter into, or effect a transaction under, any agreement, including, but not limited to, an equity line of credit, whereby we may issue securities at a future determined price.

On January 5, 2023, in connection with the private placement, we entered into a registration rights agreement (the “Registration Rights Agreement”) with the investor, pursuant to which we agreed to file a registration statement with the SEC to register for resale the shares issued in the private placement and the shares of Common Stock issuable upon exercise of the warrants. We is subject to customary penalties and liquidated damages in the event we does not meet certain filing and effectiveness deadlines set forth in the Registration Rights Agreement, up to a maximum aggregate penalty of 10.5% of the gross proceeds of the private placement. We have filed a registration statement in order to satisfy our obligations under the Registration Rights Agreement.

Roth Capital Partners, LLC and A.G.P./Alliance Global Partners acted as placement agents for the Private Placement (the “Placement Agents”). Pursuant to a placement agency agreement, dated January 5, 2023, between us and the Placement Agents (the “Placement Agency Agreement”), we agreed to pay the Placement Agent a cash fee equal to 6.0% of the gross proceeds received by us in the private placement, in addition to the reimbursement of $40,000 of expenses. The Placement Agency Agreement contains customary representations, warranties, terms and conditions, including for indemnification of the Placement Agents and their related parties by us.

February 2023 Asset Purchase

On February 28, 2023, the Company entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with Advanced Facialdontics, LLC, a New York limited liability company (“AFD”), pursuant to which the Company acquired certain U.S. and international patents, trademarks, product rights, and other miscellaneous intellectual property from AFD (the “Acquired Assets”).

AFD’s flagship product, the Preventive Oral Device®, known as the POD® (the “POD”), is a custom single arch device with an FDA 510(k) clearance for treating an estimated 40 million patients in the U.S. and Canada with Temporomandibular Joint Dysfunction (“TMD”) and/or Bruxism (teeth grinding or clenching), both known to be closely associated with OSA. The Company’s primary existing products are used by dentists to treat mild to moderate OSA.

AFD’s second FDA 510(k) cleared product, known as the Night Block™, is a custom dual-arch mandibular advancement oral appliance that incorporates patented unilateral bite block technology, which can alleviate or eliminate many of the downsides of traditional oral appliance treatment such as inflammation of the TMJ, facial pain, neck pain, headaches, tension, fatigue, clenching, and grinding.

The acquisition of these novel technologies, patent portfolio, related trademarks, and product rights further enhance the Company’s existing intellectual property and technology base, enabling the Company to provide new, complementary products to many OSA patients who experience pain, discomfort, headaches, tooth loss, and other symptoms associated with TMD and Bruxism.

In addition, this acquisition will provide dentists and other healthcare professional who use the Company’s existing products with an additional treatment option for patients who do not have OSA, but suffer from jaw pain, headaches, and daytime fatigue. The Company expects to be able to manufacture the AFD products through existing manufacturing relationships.

Terms of the Asset Purchase Agreement

Pursuant to the terms of the Asset Purchase Agreement, the Company provided the following consideration for the Acquired Assets:

(i) $50,000 in cash;

(ii) 10,000 shares of unregistered Common Stock;

(iii) cash earnout payments based on sliding-scale percentages (from low double digits to low single digits) based on the volume of future sales of POD devices;

(iv) additional cash earnout payments based on different sliding-scale percentages (from low double digits to mid-single digits) based on the volume of future sales of non-POD devices developed by the Company utilizing the Acquired Assets;

(v) a mid-single digit royalty on revenue received from licensing the Acquired Assets to third parties, including low five-digit quarterly minimum royalties starting in 2024;

(vi) cash milestone payments of up to $225,000 in the aggregate, based upon the achievement of specified milestones related to new FDA authorizations for the Acquired Assets; and

(vii) a five-year warrant to purchase up to 16,000 shares of Common Stock with an exercise price of $15.25 per share; provided, however, that the shares of Common Stock underlying such warrant are subject to vesting only upon the achievement of specified milestones related to new FDA authorizations for the Acquired Assets.

In addition, Dr. Scott Simonetti, DDS, the founder and Chief Executive Officer of AFD, has been hired as the Company’s part-time Senior Director of Research and Development for an annual salary of $96,000.